Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 26, 2012	Jun. 30, 2011
Entity Registrant Name	Community Bancorp /VT
Entity Central Index Key	0000718413
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 38,771,090
Entity Common Stock, Shares Outstanding		4,727,721
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 23,459,776	$ 51,441,652
Federal funds sold and overnight deposits	5,000	6,635
Total cash and cash equivalents	23,464,776	51,448,287
Securities held-to-maturity (fair value $30,289,000 at December 31, 2011 and $38,157,000 at December 31, 2010)	29,702,159	37,440,714
Securities available-for-sale	66,098,917	21,430,436
Restricted equity securities, at cost	4,308,550	4,308,550
Loans held-for-sale	2,285,567	2,363,938
Loans	386,386,472	389,068,859
Allowance for loan losses	(3,886,502)	(3,727,935)
Unearned net loan fees	7,251	(74,351)
Net loans	382,507,221	385,266,573
Bank premises and equipment, net	12,715,226	12,791,971
Accrued interest receivable	1,700,600	1,789,621
Bank owned life insurance	4,063,246	3,933,331
Core deposit intangible	1,704,346	2,130,432
Goodwill	11,574,269	11,574,269
Other real estate owned (OREO)	90,000	1,210,300
Prepaid expense - Federal Deposit Insurance Corporation (FDIC)	1,131,861	1,533,157
Other assets	11,558,779	8,711,070
Total assets	552,905,517	545,932,649
Deposits:
Demand, non-interest bearing	62,745,782	55,570,893
NOW	123,493,475	108,957,174
Money market funds	71,408,069	73,470,728
Savings	59,284,631	56,461,370
Time deposits, $100,000 and over	51,372,782	52,014,363
Other time deposits	86,088,570	91,717,735
Total deposits	454,393,309	438,192,263
Federal funds purchased and other borrowed funds	18,010,000	33,010,000
Repurchase agreements	21,645,446	19,107,815
Capital lease obligations	833,467	834,839
Junior subordinated debentures	12,887,000	12,887,000
Accrued interest and other liabilities	4,217,886	2,773,063
Total liabilities	511,987,108	506,804,980
Shareholders' Equity
Preferred stock, 1,000,000 shares authorized, 25 shares issued and outstanding ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31, 2011 and 2010, and 4,938,262 and 4,834,615 shares issued at December 31, 2011 and 2010, respectively (including 24,324 and 19,312 shares issued February 1, 2012 and 2011, respectively)	12,345,655	12,086,538
Additional paid-in capital	27,410,049	26,718,403
Retained earnings	1,151,751	368,848
Accumulated other comprehensive income	133,731	76,657
Less: treasury stock, at cost; 210,101 shares at December 31, 2011 and 2010	(2,622,777)	(2,622,777)
Total shareholders' equity	40,918,409	39,127,669
Total liabilities and shareholders' equity	$ 552,905,517	$ 545,932,649

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets
Securities held-to-maturity, fair value	$ 30,289,000	$ 38,157,000
Shareholders' Equity
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	25	25
Preferred stock, shares outstanding (in shares)	25	25
Preferred stock, liquidation value	$ 100,000	$ 100,000
Common stock, par value (in dollars per share)	$ 2.5	$ 2.5
Common stock, shares authorized (in shares)	10,000,000	10,000,000
Common stock, shares issued (in shares)	4,938,262	4,834,615
Common stock, shares issued after fiscal year-end (in shares)	24,324	19,312
Treasury stock (in shares)	210,101	210,101

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest income
Interest and fees on loans	$ 21,242,577	$ 21,975,775
Interest on debt securities
Taxable	357,437	343,596
Tax-exempt	996,387	1,284,104
Dividends	75,469	64,556
Interest on federal funds sold and overnight deposits	72,493	18,952
Total interest income	22,744,363	23,686,983
Interest expense
Interest on deposits	4,064,057	4,758,106
Interest on federal funds purchased and other borrowed funds	415,647	616,629
Interest on repurchase agreements	141,667	178,745
Interest on junior subordinated debentures	974,257	974,257
Total interest expense	5,595,628	6,527,737
Net interest income	17,148,735	17,159,246
Provision for loan losses	1,000,000	1,016,668
Net interest income after provision for loan losses	16,148,735	16,142,578
Non-interest income
Service fees	2,339,674	2,285,570
Income from sold loans	792,303	1,203,014
Income on bank owned life insurance	129,915	120,315
Other income	1,940,277	2,032,403
Total non-interest income	5,202,169	5,641,302
Non-interest expense
Salaries and wages	5,841,453	5,824,999
Employee benefits	2,170,862	2,153,142
Occupancy expenses, net	3,068,071	2,971,418
FDIC insurance	439,306	633,043
Amortization of core deposit intangible	426,086	532,608
Write down of Fannie Mae preferred stock	0	25,804
Other expenses	5,587,304	5,141,136
Total non-interest expense	17,533,082	17,282,150
Income before income taxes	3,817,822	4,501,730
Income tax expense	234,276	555,722
Net income	$ 3,583,546	$ 3,946,008
Earnings per common share (in dollars per share)	$ 0.73	$ 0.82
Weighted average number of common shares used in computing earnings per share (in shares)	4,674,806	4,584,145
Dividends declared per common share (in dollars per share)	$ 0.56	$ 0.48
Book value per share on common shares outstanding at December 31 (in dollars per share)	$ 8.13	$ 7.92

Consolidated Statements of Changes in Shareholders' Equity (USD $)	Common stock [Member]	Preferred stock [Member]	Additional Paid in Capital [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Treasury stock [Member]	Total
Balances at Dec. 31, 2009	$ 11,899,783	$ 2,500,000	$ 26,192,359	$ (1,192,409)	$ 112,882	$ (2,622,777)	$ 36,889,838
Balances (in shares) at Dec. 31, 2009	4,549,812	25
Comprehensive income
Net income	0	0	0	3,946,008	0	0	3,946,008
Net unrealized holding on securities available-for-sale, net of tax	0	0	0	0	(36,225)	0	(36,225)
Total comprehensive income							3,909,783
Cash dividends declared - common stock	0	0	0	(2,197,251)	0	0	(2,197,251)
Cash dividends declared - preferred stock	0	0	0	(187,500)	0	0	(187,500)
Issuance of common stock	186,755	0	526,044	0	0	0	712,799
Issuance of common stock (in shares)	74,702	0
Balances at Dec. 31, 2010	12,086,538	2,500,000	26,718,403	368,848	76,657	(2,622,777)	39,127,669
Balances (in shares) at Dec. 31, 2010	4,624,514	25
Comprehensive income
Net income	0	0	0	3,583,546	0	0	3,583,546
Net unrealized holding on securities available-for-sale, net of tax	0	0	0	0	57,074	0	57,074
Total comprehensive income							3,640,620
Cash dividends declared - common stock	0	0	0	(2,613,143)	0	0	(2,613,143)
Cash dividends declared - preferred stock	0	0	0	(187,500)	0	0	(187,500)
Issuance of common stock	259,117	0	691,646	0	0	0	950,763
Issuance of common stock (in shares)	103,647	0
Balances at Dec. 31, 2011	$ 12,345,655	$ 2,500,000	$ 27,410,049	$ 1,151,751	$ 133,731	$ (2,622,777)	$ 40,918,409
Balances (in shares) at Dec. 31, 2011	4,728,161	25

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Changes in Shareholders' Equity [Abstract]
Unrealized holding on securities available-for-sale, tax effect	$ 29,401	$ (18,660)

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Cash Flow from Operating Activities:
Net income	$ 3,583,546	$ 3,946,008
Adjustments to Reconcile Net Income to Net Cash Provided by Operating Activities:
Depreciation and amortization, bank premises and equipment	1,022,178	1,035,739
Provision for loan losses	1,000,000	1,016,668
Deferred income tax	(114,334)	(456,275)
Net gain on sale of loans	(792,303)	(1,203,014)
Gain on sale of bank premises and equipment	0	(4,584)
Loss on sale of OREO	7,212	10,807
Gain on Trust LLC	(147,779)	(70,344)
Amortization of bond premium, net	399,486	382,422
Write down of Fannie Mae preferred stock	0	25,804
Write down of OREO	10,000	91,500
Proceeds from sales of loans held for sale	41,847,797	53,544,819
Originations of loans held for sale	(40,977,123)	(54,383,760)
Decrease in taxes payable	(492,939)	(288,003)
Decrease in interest receivable	89,021	105,692
Amortization of FDIC insurance assessment	401,296	572,408
Increase in mortgage servicing rights	(20,734)	(143,747)
Decrease (increase) in other assets	62,072	(281,602)
Increase in cash surrender value of bank owned life insurance	(129,915)	(120,315)
Amortization of core deposit intangible	426,086	532,608
Amortization of limited partnerships	615,864	495,592
Decrease in unamortized loan fees	(81,602)	(77,837)
Decrease in interest payable	(41,966)	(42,248)
(Decrease) increase in accrued expenses	(55,074)	12,451
(Decrease) increase in other liabilities	(321,870)	175,743
Net cash provided by operating activities	6,288,919	4,876,532
Investments - held-to-maturity
Maturities and pay downs	46,799,907	55,629,885
Purchases	(39,061,352)	(48,304,349)
Investments - available-for-sale
Maturities, calls, pay downs and sales	14,000,000	9,160,000
Purchases	(58,981,492)	(7,078,717)
Purchase of restricted equity securities	0	(401,700)
Increase (decrease) in limited partnership contributions payable	1,816,000	(766,455)
Investments in limited partnerships	(2,779,260)	0
Decrease (increase) in loans, net	1,519,714	(8,724,874)
Proceeds from sales of bank premises and equipment, net of capital expenditures	(945,433)	(185,712)
Proceeds from sales of OREO	1,324,088	170,843
Recoveries of loans charged off	100,240	113,413
Net cash used in investing activities	(36,207,588)	(387,666)
Cash Flows from Financing Activities:
Net increase in demand and NOW accounts	21,711,190	29,635,587
Net increase in money market and savings accounts	760,602	13,309,688
Net decrease in time deposits	(6,270,746)	(23,538,742)
Net increase in repurchase agreements	2,537,631	65,601
Net decrease in short-term borrowings	0	(3,401,000)
Proceeds from long-term borrowings	0	28,000,000
Repayments on long-term borrowings	(15,000,000)	(5,000,000)
Decrease in capital lease obligations	(1,372)	(41,697)
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,614,647)	(1,485,659)
Net cash provided by financing activities	1,935,158	37,356,278
Net (decrease) increase in cash and cash equivalents	(27,983,511)	41,845,144
Cash and cash equivalents:
Beginning	51,448,287	9,603,143
Ending	23,464,776	51,448,287
Supplemental Schedule of Cash Paid During the Period
Interest	5,637,594	6,569,985
Income taxes	841,550	1,300,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain on securities available-for-sale	86,475	(54,885)
Loans and bank premises transferred to OREO	221,000	740,450
Investments in limited partnerships
Investments in limited partnerships	(2,779,260)	0
Increase (decrease) in limited partnership contributions payable	1,816,000	(766,455)
Total investments in limited partnerships	(963,260)	(766,455)
Common Shares Dividends Paid
Dividends declared	2,613,143	2,197,251
(Increase) decrease in dividends payable attributable to dividends declared	(47,733)	1,207
Dividends reinvested	(950,763)	(712,799)
Total common shares dividend paid	$ 1,614,647	$ 1,485,659

Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 1.  Significant Accounting Policies
The accounting policies of Community Bancorp. and Subsidiary ("Company") are in conformity, in all material respects, with accounting principles generally accepted in the United States of America (“US GAAP”) and general practices within the banking industry.  The following is a description of the Company’s significant accounting policies.

Basis of presentation and consolidation

The consolidated financial statements include the accounts of Community Bancorp. and its wholly-owned subsidiary, Community National Bank ("Bank").  All significant intercompany accounts and transactions have been eliminated.  The Company is considered a “smaller reporting company” under applicable disclosure rules of the Securities and Exchange Commission and accordingly, has elected to provide its audited statements of income, cash flows and changes in shareholders’ equity for a two year, rather than a three year, period.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810, “Consolidation”, in part, addresses limited purpose trusts formed to issue trust preferred securities.  It also establishes the criteria used to identify variable interest entities (“VIEs”) and to determine whether or not to consolidate a VIE.  In general, ASC Topic 810 provides that the enterprise with the controlling financial interest, known as the primary beneficiary, consolidates the VIE.  In 2007 the Company formed CMTV Statutory Trust I for the purposes of issuing trust preferred securities to unaffiliated parties and investing the proceeds from the issuance thereof and the common securities of the trust in junior subordinated debentures issued by the Company.  The Company is not the primary beneficiary of CMTV Statutory Trust I; accordingly, the trust is not consolidated with the Company for financial reporting purposes.  CMTV Statutory Trust I is considered an affiliate of the Company (see Note 10).

In December 2011, the Company formed a limited liability company (“LLC”) to facilitate its purchase of federal New Markets Tax Credits (“NMTCs”) under an investment structure designed by a local development entity.  Management has evaluated the Company’s interest in the LLC under the ASC guidance relating to VIEs in light of the overall structure and purpose of the NMTC financing transaction and has concluded that the LLC should not be consolidated in the Company’s financial statements for financial reporting purposes, as the Company is not the primary beneficiary of the NMTC structure, does not exercise control within the overall structure and is not obligated to absorb a majority of any losses of the NMTC structure.

Nature of operations

The Company provides a variety of deposit and lending services to individuals, municipalities, and corporate customers through its branches, ATMs, and telephone and internet banking capabilities in northern and central Vermont, which is primarily a small business and agricultural area.  The Company's primary deposit products are checking and savings accounts and certificates of deposit. Its primary lending products are commercial, real estate, municipal and consumer loans.

Concentration of risk

The Company's operations are affected by various risk factors, including interest-rate risk, credit risk, and risk from geographic concentration of its deposit taking and lending activities.  Management attempts to manage interest rate risk through various asset/liability management techniques designed to match maturities of assets and liabilities.  Loan policies and administration are designed to provide assurance that loans will only be granted to creditworthy borrowers, although credit losses are expected to occur because of subjective factors and factors beyond the control of the Company.  While the Company has a diversified loan portfolio by loan type, most of its lending activities are conducted within the geographic area where it is located. As a result, the Company and its borrowers may be especially vulnerable to the consequences of changes in the local economy in northern and central Vermont.  In addition, a substantial portion of the Company's loans are secured by real estate, which is susceptible to a decline in value, especially during times of adverse economic conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  These estimates and assumptions involve inherent uncertainties.  Accordingly, actual results could differ from those estimates and those differences could be material.

Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of OREO.  In connection with evaluating loans for impairment or assigning the carrying value of OREO, management generally obtains independent evaluations or appraisals for significant properties.  While the allowances for loan losses and OREO represent management's best estimate of probable loan and OREO losses as of the balance sheet date, the ultimate collectibility of a substantial portion of the Company's loan portfolio and the recovery of a substantial portion of the fair value of OREO are susceptible to uncertainties and changes in a number of factors, especially local real estate market conditions.  The amount of the change that is reasonably possible cannot be estimated.

While management uses available information to recognize losses on loans and OREO, future additions to the allowances may be necessary based on changes in local economic conditions or other relevant factors.  In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company's allowances for losses on loans and OREO. Such agencies may require the Company to recognize additions to the allowances based on their judgment about information available to them at the time of their examination.

Mortgage servicing rights associated with loans originated and sold in the secondary market, where servicing is retained, are capitalized and included in other assets in the consolidated balance sheets. Mortgage servicing rights are amortized into non-interest income in proportion to, and over the period of, estimated future net servicing income of the underlying loans.  The value of capitalized servicing rights represents the present estimated value of the future servicing fees arising from the right to service loans in the portfolio. The carrying value of the mortgage servicing rights is periodically reviewed for impairment based on a determination of estimated fair value as compared to amortized cost, and impairment, if any, is recognized through a valuation allowance and is recorded as a write down.  Critical accounting policies for mortgage servicing rights relate to the initial valuation and subsequent impairment tests. The methodology used to determine the valuation of mortgage servicing rights requires the development and use of a number of estimates, including anticipated principal amortization and prepayments of that principal balance. Events that may significantly affect the estimates used are changes in interest rates and the payment performance of the underlying loans.

Management evaluates securities for other-than-temporary impairment on at least a quarterly basis, and more frequently when economic or market concerns warrant such evaluation.  Consideration is given to various factors, including the length of time and the extent to which the fair value has been less than cost; the nature of the issuer and its financial condition and near-term prospects; and the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  The evaluation of these factors is a subjective process and involves estimates and assumptions about matters that are inherently uncertain.  Should actual factors and conditions differ materially from those used by management, the actual realization of gains or losses on investment securities could differ materially from the amounts recorded in the financial statements.

Management utilizes numerous techniques to estimate the carrying value of various other assets held by the Company, including, but not limited to, bank premises and equipment and deferred taxes. The assumptions considered in making these estimates are based on historical experience and on various other factors that are believed by management to be reasonable under the circumstances.  Management acknowledges that the use of different estimates or assumptions could produce different estimates of carrying values.

Accounting for a business combination that was completed prior to 2009 requires the application of the purchase method of accounting.  Under the purchase method, the Company was required to record the assets and liabilities acquired through the LyndonBank merger in 2007 at fair market value, with the excess of the purchase price over the fair market value of the net assets recorded as goodwill and evaluated annually for impairment.  The determination of the fair value of the acquired LyndonBank assets and liabilities requires the use of numerous assumptions, including discount rates, changes in which could significantly affect fair values.

Presentation of cash flows

For purposes of presentation in the consolidated statements of cash flows, cash and cash equivalents includes cash on hand, amounts due from banks (including cash items in process of clearing), federal funds sold (generally purchased and sold for one day periods) and overnight deposits.

Investment securities

Securities the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and reported at amortized cost.  Debt and equity securities not classified as held-to-maturity are classified as available-for-sale.  Investments classified as available-for-sale are carried at fair value, with unrealized gains and losses, net of tax and reclassification adjustments, reflected as a net amount in the accumulated other comprehensive income component of the statements of shareholders’ equity. Investment securities transactions are accounted for on a trade date basis.  The specific identification method is used to determine realized gains and losses on sales of securities available-for-sale.  Premiums and discounts are recognized in interest income using the interest method over the period to maturity or call date.  The Company does not hold any securities purchased for the purpose of selling in the near term and classified as trading.

Declines in the fair value of individual equity securities that are deemed to be other than temporary are reflected in earnings when identified. For individual debt securities where the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, the other-than-temporary decline in the fair value of the debt security related to (1) credit loss is recognized in earnings and (2) other factors is recognized in other comprehensive income or loss. Credit loss is deemed to exist if the present value of expected future cash flows using the interest rates at acquisition is less than the amortized cost basis of the debt security. For individual debt securities where the Bank intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost, the other-than-temporary impairment is recognized in earnings equal to the entire difference between the security’s cost basis and its fair value at the balance sheet date.

Other investments

On December 19, 2011, the Company made an equity investment in a New Markets Tax Credit (NMTC) financing structure, as discussed further in Note 7 of this report.  The Company’s investment in the NMTC is amortized using the effective yield method.

The Company acquires partnership interests in limited partnerships for low income housing projects.  The investments in limited partnerships are amortized using the effective yield method.

The Company has a one-third ownership interest in Community Financial Services Group, LLC (“CFSG”), a non-depository trust company, as discussed further in Note 7 of this report.  The Company's investment in CFSG is accounted for under the equity method of accounting.

Restricted equity securities

Restricted equity securities are comprised of Federal Reserve Bank stock and Federal Home Loan Bank stock.  These securities are carried at cost.  As a member of the Federal Reserve Bank of Boston (“FRBB”), the Company is required to invest in FRBB stock in an amount equal to 6% of the Bank's capital stock and surplus.

As a member of the Federal Home Loan Bank of Boston (“FHLBB”), the Company is required to invest in $100 par value stock of the FHLBB in an amount that approximates 1% of unpaid principal balances on qualifying loans, plus an additional amount to satisfy an activity based requirement.  The stock is nonmarketable and redeemable at par value, subject to the FHLBB’s right to temporarily suspend such redemptions.  Members are subject to capital calls in some circumstances to ensure compliance with the FHLBB’s capital plan.

Loans held-for-sale

Loans originated and intended for sale in the secondary market are carried at the lower of cost or estimated fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to income.

Loans

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or pay-off are reported at their outstanding principal adjusted for any charge-offs, the allowance for loan losses, loan premiums or discounts for acquired loans and any unearned fees or costs on originated loans.

Loan interest income is accrued daily on the outstanding balances.  On all classes of loans the accrual of interest is discontinued when a loan is specifically determined to be impaired or when the loan is delinquent 90 days and management believes, after considering collection efforts and other factors, that the borrower's financial condition is such that collection of interest is doubtful.  Any unpaid interest previously accrued on those loans is reversed from income.  Interest income is generally not recognized on specific impaired loans unless the likelihood of further loss is remote.  Interest payments received on impaired loans are generally applied as a reduction of the loan principal balance.  Loans are returned to accrual status when principal and interest payments are brought current and the customer has demonstrated the ability to make future payments on a timely basis. Loans are written down or charged off when collection of principal is considered doubtful.  Past due status is determined on a contractual basis.

Loan origination and commitment fees and certain direct loan origination costs are deferred and the net amount amortized as an adjustment of the related loan's yield.  The Company generally amortizes these amounts over the contractual life of the loans.

Loan premiums and discounts on loans acquired in the merger with LyndonBank are amortized as an adjustment to yield over the life of the loans.

Allowance for loan losses

The allowance for loan losses is established through a provision for loan losses charged to earnings. Loan losses are charged against the allowance when management believes the uncollectibility of a loan balance is probable. Subsequent recoveries, if any, are credited to the allowance.

As described below, the allowance consists of general, specific and unallocated components.  However, the entire allowance is available to absorb losses in the loan portfolio, regardless of specific, general and unallocated components considered in determining the amount of the allowance.

General component

The general component of the allowance for loan losses is based on historical loss experience, adjusted for qualitative factors and stratified by the following loan segments: commercial, commercial real estate, residential real estate first lien, residential  real estate junior lien, and consumer loans. Management uses an average of historical losses based on a time frame appropriate to capture relevant loss data for each loan segment. This historical loss factor is adjusted for the following qualitative factors: levels of and trends in delinquencies and non-performing loans, levels of and trends in loan risk groups, trends in volumes and terms of loans, effects of any changes in loan related policies, experience, ability and the depth of management, documentation and credit data exception levels, national and local economic trends, external factors such as competition and regulation and lastly, concentrations of credit risk in a variety of areas, including portfolio product mix, the level of loans to individual borrowers and their related interests, loans to industry segments, and the geographic distribution of commercial real estate loans. This evaluation is inherently subjective as it requires estimates that are susceptible to revision as more information becomes available.

During the fourth quarter of 2011 the Company modified its allowance methodology by further segmenting the classes of the residential real estate portfolio into first lien residential mortgages and junior lien residential mortgages, also known as home equity loans.  The change was made to allow the Company to more closely monitor and appropriately reserve for the risk inherent with home equity lending, given the modest repayment requirements, relaxed documentation characteristic of home equity lending, higher loan to value ratios, and the recent decline of home property values. The residential real estate junior lien portfolio accounted for 22 percent of the total residential real estate portfolio as of December 31, 2011. No other changes in the Company’s policies or methodology pertaining to the general component for loan losses were made since December 31, 2010.

The qualitative factors are determined based on the various risk characteristics of each loan segment. The Company has policies, procedures and internal controls that management believes are commensurate with the risk profile of each of these segments. Risk characteristics relevant to each portfolio segment are as follows:

Commercial – Loans in this segment include commercial and industrial loans and to a lesser extent loans to finance agricultural production. Commercial loans are made to businesses and are generally secured by assets of the business, including trade assets and equipment. While not the primary collateral, in many cases these loans may also be secured by the real estate of the business. Repayment is expected from the cash flows of the business. A weakened economy, soft consumer spending, unfavorable foreign trade conditions and the rising cost of labor or raw materials are examples of issues that can impact the credit quality in this segment.

Commercial Real Estate – Loans in this segment are principally made to businesses and are generally secured by either owner-occupied, or non-owner occupied commercial real estate. A relatively small portion of this segment includes farm loans secured by farm land and buildings.  As with commercial loans, repayment of owner-occupied commercial real estate loans is expected from the cash flows of the business and the segment would be impacted by similar risk factors. The non-owner occupied commercial real estate portion includes both residential and commercial construction loans, vacant land and real estate development loans, multi-family dwelling loans and commercial rental property loans. Repayment of construction loans is expected from permanent financing takeout; the Company generally requires a commitment or eligibility for the take-out financing prior to construction loan origination. Real estate development loans are generally repaid from the sale of the subject real property as the project progresses. Construction and development lending entail additional risks, including the project exceeding budget, not being constructed according to plans, not receiving permits, or the pre-leasing or occupancy rate not meeting expectations. Repayment of multi-family loans and commercial rental property loans is expected from the cash flow generated by rental payments received from the individuals or businesses occupying the real estate. Commercial real estate loans are impacted by factors such as competitive market forces, vacancy rates, cap rates, net operating incomes, lease renewals and overall economic demand. In addition, loans in the recreational and tourism sector can be affected by weather conditions, such as unseasonably low winter snowfalls. Commercial real estate lending also carries a higher degree of environmental risk than other real estate lending.

Residential Real Estate - 1st Lien – All loans in this segment are collateralized by first mortgages on 1 – 4 family owner-occupied residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Residential Real Estate – Jr. Lien – All loans in this segment are collateralized by junior lien mortgages on 1 – 4 family residential real estate and repayment is dependent on the credit quality of the individual borrower. The overall health of the economy, including unemployment rates and housing prices, has an impact on the credit quality of this segment.

Consumer – Loans in this segment are made to individuals for consumer and household purposes.  This segment includes both loans secured by automobiles and other consumer goods, as well as loans that are unsecured.  This segment also includes overdrafts, which are extensions of credit made to both individuals and business to cover temporary shortages in their deposit accounts and are generally unsecured.  The Company maintains policies restricting the size and length of these extensions of credit.  The overall health of the economy, including unemployment rates, has an impact on the credit quality of this segment.

Specific component

The specific component relates to loans that are impaired.  A specific allowance is established when a loan’s impaired basis is less than the carrying value of the loan.  For all classes of loans, except consumer loans, a loan is considered impaired when, based on current information and events, in management’s estimation it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement.  Impaired loans are loan(s) to a borrower that in aggregate are greater than $100,000 and that are in non-accrual status or are troubled debt restructurings (TDR).  Factors considered by management in determining impairment include payment status, collateral value and probability of collecting scheduled principal and interest payments when due. Loans that experience insignificant or temporary payment delays and payment shortfalls generally are not classified as impaired. Management evaluates the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length and frequency of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed. Impairment is measured on a loan by loan basis, by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Impaired loans also include troubled loans that are restructured. A TDR occurs when the Company, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower that would otherwise not be granted. TDRs may include the transfer of assets to the Company in partial satisfaction of a troubled loan, a modification of a loan’s terms, or a combination of the two.

Large groups of smaller balance homogeneous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer loans for impairment evaluation, unless such loans are subject to a restructuring agreement.

Unallocated component

An unallocated component is maintained to cover uncertainties that could affect management’s estimate of probable losses. The unallocated component of the allowance reflects the margin of imprecision inherent in the underlying assumptions used in the methodologies for estimating specific and general losses in the portfolio.

Bank premises and equipment

Bank premises and equipment are stated at cost less accumulated depreciation.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets.  The cost of assets sold or otherwise disposed of, and the related accumulated depreciation, are eliminated from the accounts and the resulting gains or losses are reflected in the consolidated statements of income.  Maintenance and repairs are charged to current expense as incurred and the cost of major renewals and betterments is capitalized.

Other real estate owned

Real estate properties acquired through or in lieu of loan foreclosure or properties no longer used for bank operations are initially recorded at fair value less estimated selling cost at the date of acquisition, foreclosure or transfer.  Any write-down based on the asset's fair value at the date of acquisition or institution of foreclosure is charged to the allowance for loan losses. After acquisition through or in lieu of foreclosure, these assets are carried at their new cost basis.  Costs of significant property improvements are capitalized, whereas costs relating to holding the property are expensed as incurred.  Appraisals are performed periodically on properties that management deems significant, or evaluations may be performed by management on properties in the portfolio that are less vulnerable to market conditions.  Subsequent write-downs are recorded as a charge to other expense.  Gains or losses on the sale of such properties are included in income when the properties are sold.

Intangible assets

Intangible assets include the excess of the purchase price over the fair value of net assets acquired (goodwill) in the 2007 acquisition of LyndonBank, as well as a core deposit intangible related to the deposits acquired from LyndonBank (see Note 6). The core deposit intangible is amortized on an accelerated basis over 10 years to approximate the pattern of economic benefit to the Company. The Company evaluates the valuation and amortization of the core deposit intangible asset if events occur that could result in possible impairment. Goodwill is reviewed for impairment annually, or more frequently as events or circumstances warrant.

Income taxes

The Company recognizes income taxes under the asset and liability method.  Under this method, deferred tax assets and liabilities are established for the temporary differences between the accounting bases and the tax bases of the Company's assets and liabilities at enacted tax rates expected to be in effect when the amounts related to such temporary differences are realized or settled.  Adjustments to the Company's deferred tax assets are recognized as deferred income tax expense or benefit based on management's judgments relating to the realizability of such asset.

Mortgage servicing

Servicing assets are recognized as separate assets when rights are acquired through purchase or retained upon the sale of loans.  Capitalized servicing rights are reported in other assets and are amortized into non-interest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.  Servicing rights are periodically evaluated for impairment, based upon the estimated fair value of the rights as compared to amortized cost.  Impairment is determined by stratifying the rights by predominant characteristics, such as interest rates and terms.  Fair value is determined using prices for similar assets with similar characteristics, when available, or based upon discounted cash flows using market-based assumptions.  Impairment is recognized through a valuation allowance and is recorded as amortization of other assets, to the extent that estimated fair value is less than the capitalized amount.  Subsequent improvement, if any, in the estimated fair value of impaired mortgage servicing rights is reflected in a positive valuation adjustment and is recognized in other income up to (but not in excess of) the amount of the prior impairment.

Pension costs

Pension costs are charged to salaries and employee benefits expense and accrued over the active service period.

Advertising costs

The Company expenses advertising costs as incurred.

Comprehensive income

Accounting principles generally require recognized revenue, expenses, gains and losses to be included in net income.  Certain changes in assets and liabilities, such as the after-tax effect of unrealized gains and losses on available-for-sale securities, are not reflected in the statement of income, but the cumulative effect of such items from period-to-period is reflected as a separate component of the shareholders’ equity section of the balance sheet (accumulated other comprehensive income or loss).  Other comprehensive income or loss, along with net income, comprises the Company's total comprehensive income.

The Company's total comprehensive income for the years ended December 31 is calculated as follows:

	2011	2010

Net income before write down of Fannie Mae preferred stock and tax effect thereof	$3,583,546	$3,963,039
Realized loss on write down of Fannie Mae preferred stock	0	25,804
Tax effect	0	(8,773)
Net income after realized loss	3,583,546	3,946,008

Other comprehensive income (loss), net of tax:
Change in unrealized holding gain (loss) on available-for-sale
securities arising during the period	86,475	(54,885)
Tax effect	(29,401)	18,660
Other comprehensive income (loss), net of tax	57,074	(36,225)
Total comprehensive income	$3,640,620	$3,909,783

Preferred stock

The Company issued 25 shares of fixed-to-floating rate non-cumulative perpetual preferred stock, without par value and with a liquidation preference of $100,000 per share, on December 27, 2007.  Under the terms of the preferred stock, the Company pays non-cumulative cash dividends quarterly, when, as and if declared by the Board of Directors.  Dividends are payable at a fixed rate of 7.50% per annum for the first five years, and thereafter at a variable dividend rate at the Wall Street Journal Prime Rate in effect on the first business day of each quarterly dividend period.

Earnings per common share

Earnings per common share amounts are computed based on the weighted average number of shares of common stock issued during the period, including Dividend Reinvestment Plan (DRIP) shares issuable upon reinvestment of dividends (retroactively adjusted for any stock dividends declared) and reduced for shares held in treasury.

The following table illustrates the calculation for the years ended December 31, as adjusted for the cash dividend declared on the preferred stock:

	2011	2010

Net income, as reported	$3,583,546	$3,946,008
Less: dividends to preferred shareholders	187,500	187,500
Net income available to common shareholders	$3,396,046	$3,758,508

Weighted average number of common shares used in calculating earnings per share	4,674,806	4,584,145
Earnings per common share	$0.73	$0.82

Off-balance-sheet financial instruments

In the ordinary course of business, the Company is a party to off-balance-sheet financial instruments consisting of commitments to extend credit, commercial and municipal letters of credit, standby letters of credit, and risk-sharing commitments on residential mortgage loans sold through the Mortgage Partnership Finance (MPF) program.  Such financial instruments are recorded in the consolidated financial statements when they are funded.

Transfers of financial assets

Transfers of financial assets are accounted for as sales when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Company, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (3) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

Reclassification

Certain amounts in the 2010 financial statements have been reclassified to conform to the current year presentation.

Impact of recently issued accounting standards

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2010-06, "Fair Value Measurements and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements," amending the disclosure requirements related to recurring and nonrecurring fair value measurements.  The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 (quoted prices in active market for identical assets or liabilities) and Level 2 (significant other observable inputs) of the fair value measurement hierarchy, including the reasons and the timing of the transfers.  Additionally, the guidance requires a roll forward of activities on purchases, sales, issuances, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements).  The guidance became effective for the Company on January 1, 2010, except for the disclosure on the roll forward activities for any Level 3 fair value measurements, which became effective for the Company on January 1, 2011.  Adoption of this new guidance requires additional disclosures of fair value measurements but did not have a material impact on the Company’s consolidated financial statements.

In July 2010, the FASB issued ASU 2010-20, “Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses,” which requires significant new disclosures about the allowance for credit losses and the credit quality of financing receivables.  The ASU is intended to enhance transparency about an entity’s allowance for credit losses and the credit quality of loan and lease receivables by requiring disclosure of an evaluation of the nature of the credit risk inherent in the entity’s financing receivables portfolio, as well as disclosure of how that risk is analyzed and assessed in arriving at the allowance for credit losses and the changes and reasons for those changes in the allowance.  Under this standard, disclosures about the allowance for credit losses and fair value are to be presented by portfolio segment, while credit quality information, impaired financing receivables and non-accrual status are to be presented by class of financing receivables.  In addition to existing requirements, ASU 2010-20 requires an entity to provide additional disclosures about (1) credit quality indicators of financing receivables at the end of the reporting period by class of financing receivables; (2) the aging of past due financing receivables at the end of the reporting period by class of financing receivables; (3) the nature and extent of troubled debt restructurings (“TDRs”) that occurred during the period, by class of financing receivables, and their effect on the allowance for credit losses; (4) the nature and extent of financing receivables modified as TDRs within the previous 12 months that defaulted during the reporting period, by class of financing receivables, and their effect on the allowance for credit losses; and (5) significant purchases and sales of financing receivables during the reporting period, disaggregated by portfolio segment.  The disclosures are to be presented at the level of disaggregation that management uses when assessing and monitoring the portfolio’s risk and performance.  ASU 2010-20 effective for interim and annual financial reporting periods ending after December 15, 2010, as it relates to disclosures required as of the end of a reporting period.  On January 19, 2011, the FASB issued ASU 2011-01, “Receivables (Topic 310): Deferral of the Effective Date of Disclosures about Troubled Debt Restructurings in Update No. 2010-20,” temporarily deferring the ASU 2010-20 effective date of the disclosure requirements for public entities about TDRs.  The purpose of the delay is to make the disclosure requirements concurrent with the effective date of the FASB’s guidance on determining what constitutes a TDR.  The guidance for determining what constitutes a TDR was effective for interim and annual periods ending after June 15, 2011.  Other than requiring additional disclosures, adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.  On April 5, 2011, the FASB issued ASU 2011-02 “A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring”, which clarifies when creditors should classify loan modifications as TDRs.  The guidance is effective for interim and annual periods beginning on or after June 15, 2011, and applies retrospectively to restructurings occurring on or after January 1, 2011.  The guidance on measuring the impairment of a receivable restructured in a TDR is effective on a prospective basis.  Adoption of ASU 2011-02 did not have a material impact on the Company’s consolidated financial statements.

In April 2011, the FASB issued ASU 2011-03, “Reconsideration of Effective Control for Repurchase Agreements,” amending the criteria under ASC Topic 860 for determining whether the transferor under a repurchase agreement involving a financial asset has retained effective control over the financial asset and therefore must account for the transaction as a secured borrowing rather than a sale.  The guidance removes from the effective control criteria the consideration of whether the transferor has the ability to repurchase or redeem the financial asset on substantially the agreed terms.  The guidance applies prospectively and is effective for new transactions and for existing transactions that are modified as of the beginning of the first interim or annual period beginning on or after December 15, 2011.  The Company does not expect that adoption of the guidance will have a material impact on its consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement:  Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs,” amending Accounting Standards Codification (“ASC”) Topic 820.  Although ASU 2011-04 deals primarily with development of a single fair value framework for US GAAP and International Financial Reporting Standards, the ASU also contains additional guidance on fair value measurements.  Among other things, ASU 2011-04: clarifies how a principal market is determined; addresses the fair value measurement or counterparty credit risks and the concept of valuation premise and highest and best use of nonfinancial assets; prescribes a model for measuring the fair value of an instrument classified in shareholders’ equity; limits the use of premiums or discounts based on the size of a holding; and requires certain new disclosures, including disclosures of all transfers between Levels 1 and 2 of the fair value hierarchy, whether or not significant, and additional disclosures regarding unobservable inputs and valuation processes for Level 3 measurements.  The guidance in ASU 2011-04 is to be applied prospectively, and is effective for the Company for interim and annual periods beginning on or after December 15, 2011.  The Company does not expect that adoption of the guidance will have a material impact on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Presentation of Comprehensive Income,” amending Topic 220.  The amendments provide that an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  This ASU eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity.  The ASU does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income, nor does it require any transition disclosures.  The amendments in this ASU are to be applied retrospectively, and are effective for fiscal years and interim periods beginning after December 15, 2011.  Early adoption is permitted.  In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the effective date of a requirement in ASU 2011-05 related to reclassifications of items out of accumulated other comprehensive income.  The deferral of the effective date was made to allow the FASB time to consider whether to require presentation on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.

In September 2011, the FASB issued ASU 2011-08, “Testing Goodwill for Impairment,” amending Topic 350.  The guidance changes the manner of testing of goodwill for impairment by providing an entity with the option of first assessing qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that the fair value of a reporting unit is less than its carrying amount. Such qualitative factors may include the following: macroeconomic conditions; industry and market considerations; cost factors; overall financial performance; and other relevant entity-specific events.  If an entity elects to perform a qualitative assessment and determines that an impairment is more likely than not, the entity is then required to perform the existing two-step quantitative impairment test; otherwise, no further analysis is required.  An entity also may elect not to perform the qualitative assessment and instead go directly to the two-step quantitative impairment test.  These changes become effective for fiscal years beginning on or after December 15, 2011, although early adoption is permitted.  The Company does not expect that adoption of ASU 2011-08 will have a material impact on its consolidated financial statements.

In December 2011, the FASB issued ASU 2011-11, “Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities,” amending Topic 210.  The amendments require an entity to disclose both gross and net information about both instruments and transactions that are eligible for offset on the balance sheet and instruments and transactions that are subject to an agreement similar to a master netting arrangement.  This guidance is effective for annual periods beginning on or after January 1, 2013 and interim periods within those annual periods, with retrospective disclosure for all comparative periods presented.  The Company is evaluating the impact of the ASU but does not expect that adoption of the ASU will have a material impact on the Company’s consolidated financial statements.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
Investment Securities
Note 2.  Investment Securities

Securities available-for-sale (AFS) and held-to-maturity (HTM) consist of the following:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2011
U.S. Government sponsored enterprise (GSE) debt securities	$60,846,954	$215,595	$99,310	$60,963,239
U.S. Government securities	5,006,979	37,424	848	5,043,555
U.S. GSE preferred stock	42,360	49,763	0	92,123
	$65,896,293	$302,782	$100,158	$66,098,917

December 31, 2010
U.S. GSE debt securities	$16,234,676	$88,091	$9,377	$16,313,390
U.S. Government securities	5,037,252	37,666	232	5,074,686
U.S. GSE preferred stock	42,360	0	0	42,360
	$21,314,288	$125,757	$9,609	$21,430,436
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2011
States and political subdivisions	$29,702,159	$586,841	$0	$30,289,000

December 31, 2010
States and political subdivisions	$37,440,714	$716,286	$0	$38,157,000

*Method used to determine fair value rounds values to nearest thousand.

The entire balance under “Securities HTM - States and political subdivisions" consists of securities of local municipalities which are attributable to private financing transactions arranged by the Company.  The reported fair value of these securities is an estimate based on an analysis that takes into account future maturities and scheduled future repricing. The Company anticipates no losses on these securities and expects to hold them until their maturity.

Investment securities AFS with a book value of $28,236,279 and $21,271,928 and a fair value of $28,425,092 and $21,388,075 at December 31, 2011 and 2010, respectively, were pledged as collateral for larger dollar repurchase agreement accounts and for other purposes as required or permitted by law.

Proceeds from maturities, calls, or pay downs of securities AFS amounted to $14,000,000 in 2011 and $9,160,000 in 2010.  There were no sales of investments AFS in 2011 or 2010.

The carrying amount and estimated fair value of securities by contractual maturity are shown below.  Expected maturities will differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties.

The scheduled maturities of debt securities AFS at December 31, 2011 were as follows:

	Amortized	Fair
	Cost	Value

Due in one year or less	$5,018,549	$5,035,711
Due from one to five years	58,835,384	58,970,925
Due from five to ten years	2,000,000	2,000,158
	$65,853,933	$66,006,794

The scheduled maturities of debt securities HTM at December 31, 2011 were as follows:

	Amortized	Fair
	Cost	Value*

Due in one year or less	$20,589,247	$20,589,000
Due from one to five years	4,534,944	4,682,000
Due from five to ten years	822,735	969,000
Due after ten years	3,755,233	4,049,000
	$29,702,159	$30,289,000

*Method used to determine fair value rounds values to nearest thousand.

All investments with unrealized losses have been in a continuous loss position less than 12 months. Investments with unrealized losses at December 31 were as follows:

	2011		2010
	Less than 12 months		Less than 12 months
	Fair	Unrealized	Fair	Unrealized
	Value	Loss	Value	Loss

U.S. GSE debt securities	$29,940,644	$99,310	$2,037,894	$9,377
U.S. Government securities	999,766	848	1,007,225	232
	$30,940,410	$100,158	$3,045,119	$9,609

The unrealized losses are a result of changes in market interest rates and not of deterioration in the creditworthiness of the issuer.  At December 31, 2011, there were 21 U.S. GSE securities and one U.S. Government security in the investment portfolio that were in an unrealized loss position compared to two U.S. GSE securities and one U.S. Government security at December 31, 2010.

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market conditions, or adverse developments relating to the issuer, warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.  In analyzing an issuer's financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and the results of reviews of the issuer's financial condition.

As the Company has the ability to hold its debt securities until maturity, or for the foreseeable future if classified as AFS, and it is more likely than not that the Company will not have to sell such securities before recovery of their cost basis, no declines in such securities were deemed to be other-than-temporary at December 31, 2011 and 2010.

At December 31, 2011 and 2010, the Company’s AFS portfolio included two classes of Fannie Mae preferred stock with an aggregate cost basis of $42,360, which reflected an other-than-temporary impairment write down in the fourth quarter of 2010 of $25,804 and two other-than-temporary write downs on the investment in prior periods.  The estimated fair value of the Fannie Mae preferred stock as of December 31, 2011 was $92,123, an increase of $49,763 from the December 31, 2010 fair value of $42,360.  The value of the stock had declined shortly before the end of the second quarter of 2010, after the Federal Housing Finance Agency ordered Fannie Mae to delist its common and preferred stock from the New York Stock Exchange.  There was improvement in the stock’s fair value during the third quarter of 2010, but a decrease was then noted during the fourth quarter causing management to reevaluate its holdings and record an other-than-temporary impairment for the quarter ended December 31, 2010.

The Bank is a member of the FHLBB. The FHLBB is a cooperatively owned wholesale bank for housing and finance in the six New England States. Its mission is to support the residential mortgage and community-development lending activities of its members, which include over 450 financial institutions across New England. As a requirement of membership in the FHLBB, the Bank must own a minimum required amount of FHLBB stock, calculated periodically based primarily on the Bank’s level of borrowings from the FHLBB. The Company obtains much of its wholesale funding from the FHLBB.   As of December 31, 2011 and 2010, the Company’s investment in FHLBB stock was $3.7million.

FHLBB stock is a non-marketable equity security and therefore is reported at cost, which equals its par value. Shares held in excess of the minimum required amount are generally redeemable at par value. In the first quarter of 2012 the FHLBB announced the termination of a moratorium on member stock redemptions that it had instituted in 2009 in order to preserve its capital in response to adverse market conditions and declining retained earnings.  Effective September 5, 2011, the FHLBB amended and restated its capital plan to implement the provisions of a Joint Capital Enhancement Agreement of the 12 Federal Home Loan Banks (FHLBs) intended to enhance the capital position of each FHLB, whereby each FHLB will allocate 20 percent of net earnings into its own separate restricted retained earnings account until the account balance equals at least one percent of the FHLB’s average balance of outstanding consolidated obligations for the previous quarter.  The agreement is intended to benefit members and investors in FHLBs by further strengthening the FHLB balance sheets and creating an additional buffer to absorb losses.

As a member of the FHLBB, the Company is subject to future capital calls by the FHLBB in order to maintain compliance with its capital plan. The FHLBB ceased paying dividends on its stock during the third quarter of 2008 in order to conserve capital, but in February, 2011 announced its intention to declare modest cash dividends through 2011.  The Company had dividend income on its FHLBB stock of $10,917 in 2011 and $0 in 2010.

The Company periodically evaluates its investment in FHLBB stock for impairment based on, among other factors, the capital adequacy of the FHLBB and its overall financial condition. No impairment losses have been recorded through December 31, 2011. The Bank will continue to monitor its investment in FHLBB stock.

Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2011
Loans Allowances For Loan Losses And Credit Quality [Abstract]
Loans, Allowance for Loan Losses and Credit Quality
Note 3.  Loans, Allowance for Loan Losses and Credit Quality

The composition of net loans at December 31 was as follows:

	2011	2010

Commercial	$39,514,607	$31,045,424
Commercial real estate	132,269,368	133,494,431
Residential real estate - 1st lien	159,535,958	166,475,010
Residential real estate - Jr lien	45,886,967	47,359,808
Consumer	11,465,139	13,058,124
	388,672,039	391,432,797
Deduct (add):
Allowance for loan losses	3,886,502	3,727,935
Unearned net loan fees	(7,251)	74,351
Loans held-for-sale	2,285,567	2,363,938
	6,164,818	6,166,224
Net loans	$382,507,221	$385,266,573

The following is an age analysis of past due loans (including non-accrual) by class:

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2011	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial	$655,168	$265,668	$920,836	$38,593,771	$39,514,607	$1,066,945	$59,618
Commercial real estate	2,266,412	1,288,616	3,555,028	128,714,340	132,269,368	3,714,146	98,554
Residential real estate - 1st lien	5,614,513	2,517,282	8,131,795	149,118,596	157,250,391	2,703,920	969,078
Residential real estate - Jr lien	431,885	2,754,129	3,186,014	42,700,953	45,886,967	464,308	111,061
Consumer	152,151	1,498	153,649	11,311,490	11,465,139	0	1,498
Total	$9,120,129	$6,827,193	$15,947,322	$370,439,150	$386,386,472	$7,949,319	$1,239,809

		90 Days	Total			Non-Accrual	Over 90 Days
December 31, 2010	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial	$915,924	$54,376	$970,300	$30,075,124	$31,045,424	$61,226	$29,446
Commercial real estate	939,910	130,512	1,070,422	132,424,009	133,494,431	1,145,194	94,982
Residential real estate	6,117,292	2,108,870	8,226,162	203,244,718	211,470,880	3,219,911	1,194,477
Consumer	242,742	38,466	281,208	12,776,916	13,058,124	0	38,466
Total	$8,215,868	$2,332,224	$10,548,092	$378,520,767	$389,068,859	$4,426,331	$1,357,371

The changes in the allowance for loan losses for the years ended December 31 are summarized as follows:

	2011	2010

Balance at beginning of year	$3,727,935	$3,450,542
Provision for loan losses	1,000,000	1,016,668
Recoveries of amounts charged off	100,240	113,413
	4,828,175	4,580,623
Amounts charged off	(941,673)	(852,688)
Balance at end of year	$3,886,502	$3,727,935

The following summarizes changes in the allowance for loan losses and select loan information, by portfolio segment.

For the year ended December 31, 2011
			Residential	Residential
		Commercial	Real Estate	Real Estate
	Commercial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$302,421	$1,391,898	$1,830,816	$0	$151,948	$50,852	$3,727,935
Charge-offs	(22,050)	(197,367)	(521,608)	(96,961)	(103,687)	0	(941,673)
Recoveries	13,225	8,479	42,593	20	35,923	0	100,240
Provisions	48,718	182,929	226,692	428,625	40,595	72,441	1,000,000
Ending balance	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502

Allowance for loan losses
Evaluated for impairment
Individually	$70,600	$57,500	$283,200	$47,200	$0	$0	$458,500
Collectively	271,714	1,328,439	1,295,293	284,484	124,779	123,293	3,428,002
Total	$342,314	$1,385,939	$1,578,493	$331,684	$124,779	$123,293	$3,886,502

Loans evaluated for impairment
Individually	$1,000,120	$3,669,260	$2,366,326	$434,664	$0		$7,470,370
Collectively	38,514,487	128,600,108	157,169,632	45,452,303	11,465,139		$381,201,669
Total	$39,514,607	$132,269,368	$159,535,958	$45,886,967	$11,465,139		$388,672,039

For the year ended December 31, 2010
		Commercial	Residential
	Commercial	Real Estate	Real Estate	Consumer	Unallocated	Total
Allowance for loan losses evaluated for impairment
Individually	$3,700	$51,200	$337,800	$0	$0	$392,700
Collectively	298,721	1,340,698	1,493,016	151,948	50,852	3,335,235
Total	$302,421	$1,391,898	$1,830,816	$151,948	$50,852	$3,727,935

Loans evaluated for impairment
Individually	$61,226	$1,145,194	$3,219,911	$0		$4,426,331
Collectively	30,984,199	132,349,237	210,614,907	13,058,124		387,006,466
Total	$31,045,425	$133,494,431	$213,834,818	$13,058,124		$391,432,797

Impaired loans by class were as follows:

For the year ended December 31, 2011
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized *

With no related allowance recorded
Commercial	$380,624	$391,800	$0	$332,523	$0
Commercial real estate	2,041,101	2,246,905	0	960,407	0
Residential real estate 1st lien	1,000,819	1,191,437	0	1,210,137	0
Residential real estate Jr lien	125,786	185,142	0	25,157	0

With an allowance recorded
Commercial	619,496	637,729	70,600	237,724	0
Commercial real estate	1,628,159	1,653,646	57,500	1,128,795	0
Residential real estate 1st lien	1,365,507	1,869,338	283,200	1,629,151	0
Residential real estate Jr lien	308,878	321,475	47,200	61,776	0

Total
Commercial	$1,000,120	$1,029,529	$70,600	$570,247	$0
Commercial real estate	$3,669,260	$3,900,551	$57,500	$2,089,202	$0
Residential real estate 1st lien	$2,366,326	$3,060,775	$283,200	$2,839,288	$0
Residential real estate Jr lien	$434,664	$506,617	$47,200	$86,933	$0

Total	$7,470,370	$8,497,472	$458,500	$5,585,670	$0

For the year ended December 31, 2010
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized *

With no related allowance recorded
Commercial	$24,930	$61,460	$0	$106,737	$0
Commercial real estate	0	0	0	494,150	0
Residential real estate	1,138,290	1,527,508	0	1,186,068	0

With an allowance recorded
Commercial	36,296	39,856	3,700	37,300	0
Commercial real estate	1,145,194	1,145,672	51,200	1,158,924	0
Residential real estate	2,081,621	2,303,744	337,800	1,661,441	0

Total
Commercial	$61,226	$101,316	$3,700	$144,037	$0
Commercial real estate	$1,145,194	$1,145,672	$51,200	$1,653,074	$0
Residential real estate	$3,219,911	$3,831,252	$337,800	$2,847,509	$0

Total	$4,426,331	$5,078,240	$392,700	$4,644,620	$0

*Interest income recognized on impaired loans is immaterial for all periods presented.

Interest accrued but not collected for loans that are placed on non-accrual or charged off is reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The Company is not contractually committed to lend additional funds to debtors with impaired, non-accrual or restructured loans.

Credit Quality Grouping

In developing the allowance for loan losses, management uses credit quality grouping to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk – are loans that are expected to perform as agreed under their respective terms.  Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include both performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the Federal Government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention.  Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency.  These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans, and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history.  Assessment of expected future payment performance requires consideration of numerous factors.  While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management.  Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions.  There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received.  The risk ratings of larger or more complex loans, and Group B and C rated loans, are assessed at the time of their respective annual reviews, during quarterly updates, in action plans or at any other time that relevant information warrants update. Lenders are required to make immediate disclosure to the Chief Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio by class were as follows:

Total Loans

			Residential	Residential
		Commercial	Real Estate	Real Estate
December 31, 2011	Commercial	Real Estate	- 1st Lien	- Jr Lien	Consumer	Total

Group A	$36,971,880	$119,410,381	$153,954,603	$44,943,201	$11,459,371	$366,739,436
Group B	530,523	4,037,860	98,603	322,022	0	4,989,008
Group C	2,012,204	8,821,127	5,482,751	621,745	5,768	16,943,595
Total	$39,514,607	$132,269,368	$159,535,957	$45,886,968	$11,465,139	$388,672,039

Total Loans

		Commercial	Residential
December 31, 2010	Commercial	Real Estate	Real Estate	Consumer	Total

Group A	$28,148,610	$118,056,754	$207,263,295	$12,997,587	$366,466,246
Group B	1,617,895	9,455,795	883,271	0	11,956,961
Group C	1,278,919	5,981,882	5,688,252	60,537	13,009,590
Total	$31,045,424	$133,494,431	$213,834,818	$13,058,124	$391,432,797

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company has granted such a concession if it has modified a troubled loan in any of the following ways:

•	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;
•	Converted a variable-rate loan to a fixed-rate loan;
•	Extended the term of the loan beyond an insignificant delay;
•	Deferred or forgiven principal in an amount greater than three months of payments; or,
•	Performed a refinancing and deferred or forgiven principal on the original loan.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR.  However, pursuant to regulatory guidance, any delay longer than three months is generally not considered insignificant. The assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower.  The Company has not forgiven principal within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms.

The TDRs by class were as follows:

For the year ended December 31, 2011
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial	10	$985,666	$985,666
Commercial real estate	6	1,202,546	1,202,546
Residential real estate 1st lien	4	299,505	299,505
Residential real estate Jr lien	2	71,928	71,928
Total	22	$2,559,646	$2,559,646

The TDRs for which there was a payment default during the period were as follows:

For the year ended December 31, 2011
	Number of Contracts	Recorded Investment

Commercial	8	$741,090
Commercial real estate	1	401,002
Residential real estate 1st lien	2	178,492
Residential real estate Jr lien	1	34,687
Total	12	$1,355,271

With respect to the calculation of the allowance for loan losses, non-accrual TDRs meeting the impaired threshold are treated as other impaired loans and carry individual specific allocations. These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve allocation is typically calculated using the fair value of collateral method.

Loan Servicing	12 Months Ended
Dec. 31, 2011
Loan Servicing [Abstract]
Loan Servicing
Note 4.  Loan Servicing

Mortgage loans serviced for others are not included in the accompanying consolidated balance sheets.  The unpaid principal balances of mortgage loans serviced for others were $201,405,241 and $196,240,331 at December 31, 2011 and 2010, respectively. Net gains realized on the sale of loans amounted to $792,303 and $1,203,014 for the years ended December 31, 2011 and 2010, respectively.

The balance of capitalized servicing rights, net of valuation allowances, included in other assets at December 31, 2011 and 2010, was $1,097,442 and $1,076,708, respectively. The estimated fair value of these rights as of such dates was $1,167,808 and $1,076,708, respectively.

Changes in mortgage servicing rights for the years ended December 31 are summarized as follows:

	2011	2010

Balance at beginning of year	$1,076,708	$932,961
Mortgage servicing rights capitalized	355,730	403,026
Mortgage servicing rights amortized	(346,165)	(392,233)
Change in valuation allowance	11,169	132,954
Balance at end of year	$1,097,442	$1,076,708

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
Note 5.  Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2011	2010

Buildings and improvements	$10,668,590	$10,515,227
Land and land improvements	2,378,813	2,378,812
Furniture and equipment	7,011,347	6,199,355
Leasehold improvements	1,296,405	1,293,328
Capital lease	976,907	927,889
Other	17,490	89,507
	22,349,552	21,404,118
Less accumulated depreciation and amortization	(9,634,326)	(8,612,147)
	$12,715,226	$12,791,971

Depreciation and amortization included in occupancy expenses amounted to $1,022,178 and $1,035,739 for the years ended December 31, 2011 and 2010, respectively.

The Company is obligated under non-cancelable operating leases for bank premises expiring in various years through 2016, with options to renew.  Minimum future rental payments for these leases with original terms in excess of one year as of December 31, 2011 for each of the next five years and in aggregate are:

2012	$171,374
2013	171,374
2014	147,083
2015	123,028
2016	55,000
$667,859

Total rental expense amounted to $222,180 and $221,243 for the years ended December 31, 2011 and 2010, respectively.

Capital lease obligations

The following is a schedule by years of future minimum lease payments under capital leases, together with the present value of the net minimum lease payments as of December 31, 2011:

2012	$123,755
2013	123,755
2014	126,255
2015	129,755
2016	129,755
Subsequent to 2016	553,913
Total minimum lease payments	1,187,188
Less amount representing interest	(353,721)
Present value of net minimum lease payments	$833,467

Goodwill and Other Intangible Asset	12 Months Ended
Dec. 31, 2011
Goodwill and Other Intangible Asset [Abstract]
Goodwill and Other Intangible Asset
Note 6.  Goodwill and Other Intangible Asset

As a result of the merger with LyndonBank on December 31, 2007, the Company recorded goodwill amounting to $11.6 million. The goodwill is not amortizable and is not deductible for tax purposes.

The Company also recorded $4.2 million of acquired identified intangible assets representing the core deposit intangible which is subject to amortization as a non-interest expense over a ten year period using a double declining method and is deductible for tax purposes.

The amortization expense related to the remaining core deposit intangible at December 31, 2011 is expected to be as follows:

2012	$340,869
2013	272,695
2014	272,695
2015	272,695
2016	272,695
2017	272,697
Total remaining core deposit intangible expense	$1,704,346

Management evaluated goodwill for impairment at December 31, 2011 and 2010 and concluded that no impairment existed as of such dates.

Other Investments	12 Months Ended
Dec. 31, 2011
Other Investments Disclosure [Abstract]
Other Investments
Note 7.  Other Investments

On December 19, 2011, the Company established a single-member limited liability company (“LLC”) to facilitate the purchase of federal NMTC through an investment structure designed by a local Community Development Entity.  The LLC will not conduct any business apart from its role in the NMTC financing structure.  The NMTC equity investment generated $170,750 in credits against the Company’s federal income tax liability for the year ended December 31, 2011.  The carrying value of the NMTC equity investment was $824,742 at December 31, 2011 and is included in other assets.

The Company has purchased from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income Vermonters located in northeastern and central Vermont.  The tax credits from these investments were estimated at $534,076 for the year ended December 31, 2011 and $534,808 for the year ended December 31, 2010.  Expenses related to amortization of the investments in the limited partnerships are recognized as a component of "other expenses", and were $479,346 and $495,592 for 2011 and 2010, respectively.  The carrying values of the limited partnership investments were $3,769,898 and $2,431,244 at December 31, 2011 and 2010, respectively and are included in other assets.

The Bank has a one-third ownership interest in a nondepository trust company, CFSG, based in Newport, Vermont, which is held indirectly through Community Financial Services Partners, LLC ("Partners"), a Vermont limited liability company that owns 100% of the limited liability company equity interests of CFSG.  The Bank accounts for its investment in Partners under the equity method of accounting.  The Company's investment in Partners, included in other assets, amounted to $516,946 as of December 31, 2011 and $369,167 as of December 31, 2010.  The Company recognized income of $147,779 for 2011 and income of $70,344 for 2010.

Time Deposits	12 Months Ended
Dec. 31, 2011
Time Deposits Disclosure [Abstract]
Time Deposits
Note 8.  Time Deposits

The following is a maturity distribution of time deposits at December 31, 2011:

2012	$87,473,455
2013	13,206,593
2014	10,702,203
2015	16,715,740
Thereafter	9,363,361
Total time certificates of deposit	$137,461,352

Borrowed Funds	12 Months Ended
Dec. 31, 2011
Borrowed Funds [Abstract]
Borrowed Funds
Note 9.  Borrowed Funds

Borrowings from the FHLBB as of December 31 were as follows:

	2011	2010
Long-Term Borrowings
FHLBB term borrowing, 2.13% fixed rate, due January 31, 2011	$0	$10,000,000
FHLBB Community Investment Program borrowing, 7.67% fixed rate,
due November 16, 2012	10,000	10,000
FHLBB term borrowing, 1.00% fixed rate, due January 27, 2012	6,000,000	6,000,000
FHLBB term borrowing, 1.71% fixed rate, due January 28, 2013	6,000,000	6,000,000
FHLBB term borrowing, 2.72% fixed rate, due January 27, 2015	6,000,000	6,000,000
	18,010,000	28,010,000

Short-Term Advances
FHLBB term borrowing, 0.39% fixed rate, due January 19, 2011	0	5,000,000

Total borrowings	$18,010,000	$33,010,000

The Company maintained a $500,000 IDEAL Way Line of Credit with the FHLBB at December 31, 2011 and 2010 with no outstanding advances under this line at either year-end date.  Interest on these borrowings is at a rate determined daily by the FHLBB and payable monthly.

Borrowings from the FHLBB are secured by a blanket lien on qualified collateral consisting primarily of loans with first mortgages secured by 1-4 family properties.  Qualified collateral for these borrowings totaled $110,950,040 and $114,000,265 as of December 31, 2011 and 2010, respectively.  As of December 31, 2011 and 2010, the Company's potential borrowing capacity was $77,902,569 and $85,552,034, respectively, reduced by outstanding advances.

Under a separate agreement, the Company has the authority to collateralize public unit deposits, up to its available borrowing capacity, with letters of credit issued by the FHLBB.  At December 31, 2011, $15,950,000 in letters of credit was utilized as collateral for these deposits compared to $40,550,000 at December 31, 2010.  Total fees associated with these letters of credit were $44,656 for 2011 and $50,395 for 2010.

The Company also has a borrowing line with the FRBB, which is intended to be used as a contingency funding source.  For this Borrower-in-Custody arrangement, the Company pledged eligible commercial loans, commercial real estate loans and home equity loans resulting in an available line of $69,222,549 and $70,695,535 as of December 31, 2011 and 2010, respectively.  Credit advances in the FRBB lending program are overnight advances with interest chargeable at the primary credit rate (generally referred to as the discount rate), which was 75 basis points as of December 31, 2011.  As of December 31, 2011 and 2010, the Company had no outstanding advances against this line.

Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures [Abstract]
Junior Subordinated Debentures
Note 10.  Junior Subordinated Debentures

As of December 31, 2011 and 2010, the Company had outstanding $12,887,000 principal amount of Junior Subordinated Debentures due 2037 (the “Debentures”).  The Company pays interest on the Debentures quarterly at a fixed annual rate of 7.56% through December 15, 2012, and thereafter at a floating rate equal to the 3-month London Interbank Offered Rate (LIBOR) plus 2.85%.  The Debentures mature on December 15, 2037.  The Debentures are subordinated and junior in right of payment to all senior indebtedness of the Company, as defined in the Indenture dated as of October 31, 2007 (the “Indenture”) between the Company and Wilmington Trust Company, as Trustee.  The Debentures are first redeemable, in whole or in part, by the Company on December 15, 2012.  Interest paid on the Debentures for 2011 and 2010 was $974,257 each year, and is deductible for tax purposes.

The Debentures were issued and sold to CMTV Statutory Trust I (the “Trust”).  The Trust is a special purpose trust funded by a capital contribution of $387,000 from the Company, in exchange for 100% of the Trust’s common equity.  The Trust was formed for the purpose of issuing corporation-obligated mandatorily redeemable Capital Securities (“Capital Securities”) in the principal amount of $12.5 million to third-party investors and using the proceeds from the sale of such Capital Securities and the Company’s initial capital contribution to purchase the Debentures.  The Debentures are the sole asset of the Trust.  Distributions on the Capital Securities issued by the Trust are payable quarterly at a rate per annum equal to the interest rate being earned by the Trust on the Debentures.  The Capital Securities are subject to mandatory redemption, in whole or in part, upon repayment of the Debentures.  The Company has entered into an agreement which, taken collectively, fully and unconditionally guarantees the Capital Securities subject to the terms of the guarantee.

The Debentures are currently includable in the Company’s Tier 1 capital up to 25% of core capital elements (see Note 20).

Repurchase Agreements	12 Months Ended
Dec. 31, 2011
Repurchase Agreements [Abstract]
Repurchase Agreements
Note 11.  Repurchase Agreements

Securities sold under agreements to repurchase amounted to $21,645,446 and $19,107,815 as of December 31, 2011 and 2010, respectively.  These agreements are collateralized by U. S. GSE securities and U. S. Treasury notes with a book value of $28,236,279 and $21,271,928 and a fair value of $28,425,092 and $21,388,076 at December 31, 2011 and 2010, respectively.

The average daily balance of these repurchase agreements was $21,725,160 and $19,427,033 during 2011 and 2010, respectively.  The maximum borrowings outstanding on these agreements at any month-end reporting period of the Company were $24,090,954 and $21,081,592 during 2011 and 2010, respectively.  These repurchase agreements mature daily and carried a weighted average interest rate of .65% during 2011 and .92% during 2010.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
Note 12.  Income Taxes

The Company prepares its federal income tax return on a consolidated basis.  Federal income taxes are allocated to members of the consolidated group based on taxable income.

Federal income tax expense for the years ended December 31 was as follows:

	2011	2010

Currently paid or payable	$348,610	$1,011,997
Deferred	(114,334)	(456,275)
Total income tax expense	$234,276	$555,722

Total income tax expense differed from the amounts computed at the statutory federal income tax rate of 34 percent primarily due to the following for the years ended December 31:

	2011	2010

Computed expected tax expense	$1,298,059	$1,530,588
Tax exempt interest	(382,943)	(477,502)
Disallowed interest	20,786	34,891
Partnership tax credits	(704,826)	(534,808)
Other	3,200	2,553
Total income tax expense	$234,276	$555,722

The deferred income tax benefit consisted of the following items for the years ended December 31:

	2011	2010

Depreciation	$(46,560)	$11,660
Mortgage servicing rights	7,050	48,874
Deferred compensation	115,239	(27,343)
Bad debts	(53,913)	(94,313)
Non-accrual loan interest	(19,867)	(40,129)
Core deposit intangible	(144,869)	(181,087)
Loan fair value	(29,648)	(23,674)
Time deposit fair value	0	(61,880)
Fannie Mae preferred stock write down	16,919	(9,532)
OREO write down	53,210	(53,210)
Other	(11,895)	(25,641)
Total deferred income tax benefit	$(114,334)	$(456,275)

Listed below are the significant components of the net deferred tax asset at December 31:

	2011	2010
Components of the deferred tax asset:
Bad debts	$1,147,235	$1,093,322
Non-accrual loan interest	99,972	80,105
Deferred compensation	222,210	337,449
Contingent liability - MPF program	42,139	38,307
Fair value adjustment on acquired securities
available-for-sale	528,205	545,125
Fannie Mae preferred stock write down	251,373	251,373
OREO write down	0	53,210
Capital lease	66,995	60,101
Alternative minimum tax	59,031	59,031
Fair value adjustment on acquired premises
and equipment	153,862	153,862
Other	112,310	111,141
Total deferred tax asset	2,683,332	2,783,026

Components of the deferred tax liability:
Depreciation	298,260	344,820
Limited partnerships	255,280	255,280
Mortgage servicing rights	373,130	366,080
Unrealized gain on securities available-for-sale	68,892	39,491
Core deposit intangible	579,478	724,347
Fair value adjustment on acquired loans	72,544	102,192
Total deferred tax liability	1,647,584	1,832,210

Net deferred tax asset	$1,035,748	$950,816

US GAAP provides for the recognition and measurement of deductible temporary differences (including general valuation allowances) to the extent that it is more likely than not that the deferred tax asset will be realized.

The net deferred tax asset is included in other assets in the consolidated balance sheets.

ASC Topic 740, "Income Taxes", defines the criteria that an individual tax position must satisfy for some or all of the benefits of that position to be recognized in a company's financial statements. Topic 740 prescribes a recognition threshold of more-likely-than-not, and a measurement attribute for all tax positions taken or expected to be taken on a tax return, in order for those tax positions to be recognized in the consolidated financial statements. The Company has adopted these provisions and there was no material effect on the consolidated financial statements.  The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2008 through 2010.

401(k) and Profit-Sharing Plan	12 Months Ended
Dec. 31, 2011
401(k) and Profit-Sharing Plan [Abstract]
401(k) and Profit-Sharing Plan
Note 13.  401(k) and Profit-Sharing Plan

The Company has a defined contribution plan covering all employees who meet certain age and service requirements.  The pension expense was $506,640 and $493,127 for 2011 and 2010, respectively. These amounts represent discretionary matching contributions of a portion of the voluntary employee salary deferrals under the 401(k) plan and discretionary profit-sharing contributions under the plan.

Deferred Compensation and Supplemental Employee Retirement Plans	12 Months Ended
Dec. 31, 2011
Deferred Compensation and Supplemental Employee Retirement Plans [Abstract]
Deferred Compensation and Supplemental Employee Retirement Plans
Note 14.  Deferred Compensation and Supplemental Employee Retirement Plans

The Company maintains a directors’ deferred compensation plan and, prior to 2005, maintained a retirement plan for its directors.  Participants are general creditors of the Company with respect to these benefits.  The benefits accrued under these plans were $409,684 and $398,307 at December 31, 2011 and 2010, respectively.  Expenses associated with these plans were $31,377 and $31,314 for the years ended December 31, 2011 and 2010, respectively.

The Company also maintains a supplemental employee retirement plan for certain key employees of the Company.  Benefits accrued under this plan were $243,875 and $594,190 at December 31, 2011 and 2010, respectively.  The expense associated with this plan was $30,165 and $69,108 for the years ended December 31, 2011 and 2010, respectively.

Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2011
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial Instruments with Off-Balance-Sheet Risk
Note 15.  Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers and to reduce its own exposure to fluctuations in interest rates.  These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees, commitments to sell loans, and risk-sharing commitments on certain sold loans.  Such instruments involve, to varying degrees, elements of credit and interest rate risk in excess of the amount recognized in the balance sheet.  The contract or notional amounts of those instruments reflect the extent of involvement the Company has in particular classes of financial instruments.

The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual notional amount of those instruments.  The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company generally requires collateral or other security to support financial instruments with credit risk. At December 31, the following financial instruments were outstanding whose contract amount represented credit risk:

	Contract or
	-Notional Amount-
	2011	2010

Unused portions of home equity lines of credit	$20,161,629	$18,936,634
Other commitments to extend credit	38,106,476	26,097,763
Residential construction lines of credit	588,290	2,044,892
Commercial real estate and other construction lines of credit	2,126,558	6,891,848
Standby letters of credit and commercial letters of credit	1,954,885	1,266,800
Recourse on sale of credit card portfolio	398,200	371,800
MPF credit enhancement obligation, net (See Note 16)	1,979,684	1,806,982

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.  At December 31, 2011 and 2010, the Company had binding loan commitments to sell residential mortgages at fixed rates totaling $5,623,474 and $7,014,541, respectively (see Note 16).  The recourse provision under the terms of the sale of the Company’s credit card portfolio in 2007 is based on total lines, not balances outstanding.  Based on historical losses, the Company does not expect any significant losses from this commitment.

The Company evaluates each customer's credit-worthiness on a case-by-case basis.  The amount of collateral obtained if deemed necessary by the Company upon extension of credit is based on management's credit evaluation of the counter-party. Collateral held varies but may include real estate, accounts receivable, inventory, property, plant and equipment, and income-producing commercial properties.

Standby letters of credit and financial guarantees written are conditional commitments issued by the Company to guarantee the performance of a customer to a third party.  Those guarantees are primarily issued to support private borrowing arrangements. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers.  The fair value of standby letters of credit has not been included in the balance sheets as the fair value is immaterial.

In connection with its trust preferred securities financing completed on October 31, 2007, the Company guaranteed the payment obligations under the capital securities of its subsidiary, CMTV Statutory Trust I.  The source of funds for payments by the Trust on its capital trust securities is payments made by the Company on its debentures issued to the Trust.  The Company's obligation under those debentures is fully reflected in the Company's balance sheet, in the amount of $12,887,000 at December 31, 2011 and 2010.  Of this amount, $12,500,000 represents external financing through the issuance to investors of capital trust securities by CMTV Statutory Trust I (See Note 10).

Contingent Liability	12 Months Ended
Dec. 31, 2011
Contingent Liability [Abstract]
Contingent Liability
Note 16.  Contingent Liability

The Company sells first lien 1-4 family residential mortgage loans under a program with FHLBB, the MPF program.  Under this program the Company shares in the credit risk of each mortgage loan, while receiving fee income in return.  The Company is responsible for a Credit Enhancement Obligation (CEO) based on the credit quality of these loans.  FHLBB funds a First Loss Account (FLA) based on the Company's outstanding MPF mortgage balances.  This creates a laddered approach to sharing in any losses.  In the event of default, homeowner's equity and Private Mortgage Insurance, if any, are the first sources of repayment; the FHLBB's FLA funds are then utilized, followed by the participant’s CEO, with the balance of losses absorbed by FHLBB.  These loans meet specific underwriting standards of the FHLBB.  As of December 31, 2011 and 2010, the Company had $54,682,000 and $50,682,743, respectively, in loans sold through the MPF program and on which the Company had a CEO.  As of December 31, 2011, the notional amount of the maximum CEO related to this program was $2,103,622 compared to $1,919,649 as of December 31, 2010.  The Company had accrued a contingent liability for this CEO in the amount of $123,938 and $112,667 as of December 31, 2011 and 2010, respectively, which is calculated based on the methodology used in calculating its allowance for loan losses, adjusted to reflect the risk sharing arrangements with the FHLBB.  The volume of loans sold to the MPF program and the corresponding credit obligation continue to be closely monitored by management.

Legal Proceedings	12 Months Ended
Dec. 31, 2011
Legal Proceedings [Abstract]
Legal Proceedings
Note 17.  Legal Proceedings

In the normal course of business, the Company is involved in various claims and legal proceedings.  In the opinion of the Company's management, after consulting with the Company's legal counsel, any liabilities resulting from such proceedings are not expected to be material to the Company's consolidated financial condition or results of operations.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2011
Transactions with Related Parties [Abstract]
Transactions with Related Parties
Note 18.  Transactions with Related Parties

The Company has had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, principal officers, their immediate families and affiliated companies in which they are principal shareholders (commonly referred to as related parties), all of which have been, in the opinion of management, made on the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with others and which do not represent more than the normal risk of collectibility, or present other unfavorable features.

Aggregate loan transactions with related parties as of December 31 were as follows:

	2011	2010

Balance, beginning of year	$7,015,993	$6,538,993
Loans - New Principal Officers/Directors	67,458	0
New loans to existing Officers/Directors	26,240,945	25,835,458
Retirement of Director	(175,388)	0
Repayment*	(27,150,252)	(25,358,458)
Balance, end of year	$5,998,756	$7,015,993

*Includes loans sold to the secondary market.

Total deposits with related parties were $6,591,585 and $4,845,646 at December 31, 2011 and 2010, respectively.

The Company leases approximately 2,253 square feet of condominium space in the state office building on Main Street in Newport to its trust company affiliate, CFSG, for its principal offices.  CFSG also leases offices in the Company’s Barre and Lyndonville branches.  The amount of rental income received from CFSG for the years ended December 31, 2011 and 2010 was $33,950 and $31,182, respectively.

The Company utilizes the services of CFSG as an investment advisor for the 401(k) plan.  The Human Resources committee of the Board of Directors is the Trustee of the plan, and CFSG provides investment advice for the plan.  CFSG also acts as custodian of the retirement funds and makes investments on behalf of the plan and its participants.  The Company pays monthly management fees to CFSG based on the market value of the total assets under management.  The amount paid to CFSG for the years ended December 31, 2011 and 2010 was $38,982 and $37,797, respectively.

Restrictions on Cash and Due From Banks	12 Months Ended
Dec. 31, 2011
Restrictions on Cash and Due From Banks [Abstract]
Restrictions on Cash and Due From Banks
Note 19.  Restrictions on Cash and Due From Banks

The Company is required to maintain reserve balances in cash with the FRBB.  At December 31, 2011 and 2010, the reserve requirement was $0.

In the ordinary course of business the Company may, from time to time, maintain amounts due from correspondent banks that exceed federally insured limits.  However. no losses have been experienced in these accounts and the Company believes it is not exposed to any significant risk with respect to such accounts.  The Company was required to maintain contracted balances with other correspondent banks of $462,500 at December 31, 2011 and $225,000 at December 31, 2010.  Of the $462,500 balance at December 31, 2011, $262,500 was a separate agreed upon “impressed” balance to avoid monthly charges on the Company’s current fed funds liquidity line.

Regulatory Capital Requirements	12 Months Ended
Dec. 31, 2011
Regulatory Capital Requirements [Abstract]
Regulatory Capital Requirements
Note 20.  Regulatory Capital Requirements

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory - and possibly additional discretionary - actions by regulators that, if undertaken, could have a direct material effect on the Company's and the Bank's financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities, and certain off-balance-sheet items, as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.  Prompt corrective action capital requirements are applicable to banks, but not bank holding companies.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).  The Company’s Series A preferred stock ($2.5 million liquidation preference) is includable without limitation in its Tier 1 capital.  For 2010 and prior annual and quarterly periods the Company’s trust preferred junior subordinated debentures were includable in Tier 1 capital up to 25% of core capital elements, with the balance includable in Tier 2 capital.  In accordance with changes in the regulatory requirements for calculating capital ratios, beginning with the quarter ended March 31, 2011, the Company deducts the amount of goodwill, net of deferred tax liability ($2,061,772 at December 31, 2011 and 2010), for purposes of calculating the amount of trust preferred junior subordinated debentures includable in Tier 1 capital.  Management believes, as of December 31, 2011, that the Company and the Bank met all capital adequacy requirements to which they are subject.

As of December 31, 2011, the most recent notification from the Office of the Comptroller of the Currency (“OCC”) categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, the Bank must maintain minimum total risk-based, Tier 1 risk-based, and Tier 1 leverage ratios as set forth in the table.  There are no conditions or events since that notification that management believes have changed the Bank's regulatory capital categories.

The following table shows the regulatory capital ratios for the Company and the Bank as of year end 2011 and 2010:

					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2011:
Total capital (to risk-weighted assets)
Company	$46,351	12.50%	$29,660	8.00%	N/A	N/A
Bank	$45,772	12.37%	$29,596	8.00%	$36,995	10.00%

Tier I capital (to risk-weighted assets)
Company	$39,980	10.78%	$14,830	4.00%	N/A	N/A
Bank	$41,830	11.31%	$14,798	4.00%	$22,197	6.00%

Tier I capital (to average assets)
Company	$39,980	7.28%	$21,965	4.00%	N/A	N/A
Bank	$41,830	7.63%	$21,935	4.00%	$27,419	5.00%

					Minimum
			Minimum		To Be Well
			For Capital		Capitalized Under
			Adequacy		Prompt Corrective
	Actual		Purposes:		Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
As of December 31, 2010:
Total capital (to risk-weighted assets)
Company	$43,942	12.33%	$28,505	8.00%	N/A	N/A
Bank	$43,364	12.20%	$28,439	8.00%	$35,549	10.00%

Tier I capital (to risk-weighted assets)
Company	$40,187	11.28%	$14,253	4.00%	N/A	N/A
Bank	$39,610	11.14%	$14,220	4.00%	$21,329	6.00%

Tier I capital (to average assets)
Company	$40,187	7.52%	$21,376	4.00%	N/A	N/A
Bank	$39,610	7.42%	$21,345	4.00%	$26,681	5.00%

The Company's ability to pay dividends to its shareholders is largely dependent on the Bank's ability to pay dividends to the Company.  The Bank is restricted by law as to the amount of dividends that can be paid.  Dividends declared by national banks that exceed net income for the current and preceding two years must be approved by the OCC.  Regardless of formal regulatory restrictions, the Bank may not pay dividends that would result in its capital levels being reduced below the minimum requirements shown above.

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value [Abstract]
Fair Value
Note 21.  Fair Value

ASC Topic 820-10-20, Fair Value Measurements and Disclosures, provides a framework for measuring and disclosing fair value under US GAAP.  ASC Topic 820-10-20 requires disclosures about the fair value of assets and liabilities recognized in the balance sheet in periods subsequent to initial recognition, whether the measurements are made on a recurring basis (for example, available-for-sale investment securities) or on a nonrecurring basis (for example, impaired loans).

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  ASC Topic 820-10-20 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The standard describes three levels of inputs that may be used to measure fair value:

Level 1
Quoted prices in active markets for identical assets or liabilities.  Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasury, other U.S. Government and agency mortgage-backed debt securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2
Observable inputs other than Level 1 prices such as quoted prices for similar assets and liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.  Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.  This category generally includes certain derivative contracts, residential mortgage servicing rights, impaired loans, and OREO which uses the market approach.

Level 3
Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.  Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.  For example, this category generally includes certain private equity investments, retained residual interest in securitizations, and highly-structured or long-term derivative contracts.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  Assets measured at fair value on a recurring basis at December 31 are summarized below:

December 31, 2011	Level 1	Level 2	Total
Assets: (market approach)
U.S. GSE debt securities	$0	$60,963,239	$60,963,239
U.S. Government securities	5,043,555	0	5,043,555
U.S. GSE preferred stock	92,123	0	92,123

December 31, 2010
Assets: (market approach)
U.S. GSE debt securities	$0	$16,313,390	$16,313,390
U.S. Government securities	4,038,740	1,035,946	5,074,686
U.S. GSE preferred stock	42,360	0	42,360

Assets measured at fair value on a nonrecurring basis and reflected in the balance sheet at December 31 are summarized below:

December 31, 2011	Level 2
Assets: (market approach)
Residential mortgage servicing rights	$1,167,808
Impaired loans, net of related allowance	3,463,539
OREO	90,000

December 31, 2010
Assets: (market approach)
Residential mortgage servicing rights	$1,076,708
Impaired loans, net of related allowance	2,870,411
OREO	1,210,300

Fair values of financial instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash and cash equivalents:  The carrying amounts reported in the balance sheet for cash and cash equivalents approximate their fair values.

Investment securities:  The fair value of securities available for sale equals quoted market prices, if available.  If quoted market prices are not available, fair value is determined using quoted market prices for similar securities.  Level 1 securities include certain U.S. Government securities and US GSE preferred stock.  Level 2 securities include asset-backed securities, including obligations of U.S. GSEs and certain U.S Government securities.

Restricted equity securities:  Restricted equity securities are comprised of FRBB stock and FHLBB stock.  These securities are carried at cost, which is believed to approximate fair value, based on the redemption provisions of the FRBB and the FHLBB.  The stock is nonmarketable, and redeemable at par value, subject to certain conditions, and, in the case of FHLBB stock, a moratorium on redemptions.

Loans and loans held-for-sale:  For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying amounts.  The fair values for other loans (for example, fixed rate residential, commercial real estate, and rental property mortgage loans, and commercial and industrial loans) are estimated using discounted cash flow analyses, based on interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Loan fair value estimates include judgments regarding future expected loss experience and risk characteristics.  The carrying amounts reported in the balance sheet for loans that are held-for-sale approximate their fair values.  Loan impairment is deemed to exist when full repayment of principal and interest according to the contractual terms of the loan is no longer probable.  Impaired loans are reported based on one of three measures: the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the collateral if the loan is collateral dependent.  If the fair value is less than an impaired loan’s recorded investment, an impairment loss is recognized as part of the allowance for loan losses.  Accordingly, certain impaired loans may be subject to measurement at fair value on a non-recurring basis.  Management has estimated the fair values of these assets using Level 2 inputs, such as the fair value of collateral based on independent third-party appraisals for collateral-dependent loans.

The fair value of loans held-for-sale is based upon an actual purchase and sale agreement between the Company and an independent market participant.  The sale is executed within a reasonable period following quarter end at the stated fair value.

Mortgage servicing rights:  Mortgage servicing rights are evaluated regularly for impairment based upon the fair   value of the servicing rights as compared to their amortized cost. The fair value of mortgage servicing rights is based on a valuation model that calculates the present value of estimated net servicing income, with loans divided into strata for valuation purposes based on their rates, terms and other features. The Company obtains a third party valuation based upon loan level data, including note rate, type and term. The model utilizes a variety of observable inputs for its assumptions, the most significant of which are loan prepayment assumptions and the discount rate used to discount future cash flows.  Mortgage servicing rights are subject to measurement at fair value on a nonrecurring basis and are classified as Level 2 assets.

Deposits, federal funds purchased and borrowed funds:  The fair values disclosed for demand deposits (for example, checking and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (that is, their carrying amounts). The fair values for certificates of deposit and borrowed funds are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates and indebtedness to a schedule of aggregated contractual maturities on such time deposits and indebtedness.

Junior subordinated debentures:  Fair value is estimated using current rates for debentures of similar maturity.

Capital lease obligations:  Fair value is determined using a discounted cash flow calculation using current rates.  Based on current rates, carrying value approximates fair value.

Accrued interest:  The carrying amounts of accrued interest approximate their fair values.

Off-balance-sheet credit related instruments:  Commitments to extend credit were evaluated and fair value was estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present credit-worthiness of the counterparties.  For fixed-rate loan commitments, fair value also considers the difference between current levels of interest rates and the committed rates.

The carrying amounts and estimated fair values of the Company's financial instruments were as follows:

	December 31, 2011		December 31, 2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$23,465	$23,465	$51,448	$51,448
Securities held-to-maturity	29,702	30,289	37,441	38,157
Securities available-for-sale	66,099	66,099	21,430	21,430
Restricted equity securities	4,309	4,309	4,309	4,309
Loans and loans held-for-sale, net	384,793	395,386	387,631	397,123
Mortgage servicing rights	1,097	1,168	1,077	1,056
Accrued interest receivable	1,701	1,701	1,790	1,790

Financial liabilities:
Deposits	454,393	457,347	438,192	440,913
Federal funds purchased and other
borrowed funds	18,010	18,404	33,010	33,250
Repurchase agreements	21,645	21,645	19,108	19,108
Capital lease obligations	833	833	835	835
Subordinated debentures	12,887	11,691	12,887	13,155
Accrued interest payable	150	150	192	192

The estimated fair values of commitments to extend credit and letters of credit were immaterial at December 31, 2011 and 2010.

Condensed Financial Information (Parent Company Only)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information (Parent Company Only) [Abstract]
Condensed Financial Information (Parent Company Only)
Note 22.  Condensed Financial Information (Parent Company Only)

The following financial statements are for Community Bancorp. (Parent Company Only), and should be read in conjunction with the consolidated financial statements of Community Bancorp. and Subsidiary.

Community Bancorp. (Parent Company Only)
Condensed Balance Sheets
December 31, 2011 and 2010

Assets	2011	2010

Cash	$196,945	$123,116
Investment in subsidiary - Community National Bank	53,226,506	51,436,841
Investment in Capital Trust	387,000	387,000
Income taxes receivable	416,781	441,802
Total assets	$54,227,232	$52,388,759

Liabilities and Shareholders' Equity
Liabilities
Junior subordinated debentures	$12,887,000	$12,887,000
Dividends payable	421,823	374,090
Total liabilities	13,308,823	13,261,090

Shareholders' Equity
Preferred stock, 1,000,000 shares authorized 25 shares issued and outstanding
at December 31, 2011 and 2010 ($100,000 liquidation value)	2,500,000	2,500,000
Common stock - $2.50 par value; 10,000,000 shares authorized at December 31,
2011 and 2010, and 4,938,262 and 4,834,615 shares issued at December 31,
2011 and 2010, respectively (including 24,324 and 19,312 shares issued
February 1, 2012 and 2011, respectively)	12,345,655	12,086,538
Additional paid-in capital	27,410,049	26,718,403
Retained earnings	1,151,751	368,848
Accumulated other comprehensive income	133,731	76,657
Less: treasury stock, at cost; 210,101 shares at December 31, 2011 and 2010	(2,622,777)	(2,622,777)
Total shareholders' equity	40,918,409	39,127,669

Total liabilities and shareholders' equity	$54,227,232	$52,388,759

The investment in the subsidiary bank is carried under the equity method of accounting.  The investment and cash, which is on deposit with the Bank, have been eliminated in consolidation.

Community Bancorp. (Parent Company Only)
Condensed Statements of Income
Years Ended December 31, 2011 and 2010

	2011	2010
Income
Bank subsidiary distributions	$2,660,000	$2,527,000
Dividends on Capital Trust	29,257	29,257
Total income	2,689,257	2,556,257

Expense
Interest on junior subordinated debentures	974,257	974,257
Administrative and other	280,826	354,416
Total expense	1,255,083	1,328,673

Income before applicable income tax benefit and equity in
undistributed net income of subsidiary	1,434,174	1,227,584
Applicable income tax benefit	416,781	441,802

Income before equity in undistributed net income of subsidiary	1,850,955	1,669,386
Equity in undistributed net income of subsidiary	1,732,591	2,276,622
Net income	$3,583,546	$3,946,008

Community Bancorp. (Parent Company Only)
Condensed Statements of Cash Flows
Years Ended December 31, 2011 and 2010

	2011	2010
Cash Flows from Operating Activities
Net income	$3,583,546	$3,946,008
Adjustments to reconcile net income to net cash provided by
operating activities
Equity in undistributed net income of subsidiary	(1,732,591)	(2,276,622)
Decrease in income taxes receivable	25,021	922
Net cash provided by operating activities	1,875,976	1,670,308

Cash Flows from Financing Activities
Dividends paid on preferred stock	(187,500)	(187,500)
Dividends paid on common stock	(1,614,647)	(1,485,659)
Net cash used in financing activities	(1,802,147)	(1,673,159)
Net increase (decrease) in cash	73,829	(2,851)

Cash
Beginning	123,116	125,967
Ending	$196,945	$123,116

Cash Received for Income Taxes	$441,802	$442,724

Cash Paid for Interest	$974,257	$974,257

Dividends paid:
Dividends declared	$2,613,143	$2,197,251
(Increase) decrease in dividends payable attributable to dividends declared	(47,733)	1,207
Dividends reinvested	(950,763)	(712,799)
	$1,614,647	$1,485,659

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data (Unaudited) [Abstract]
Quarterly Financial Data (Unaudited)
Note 23.  Quarterly Financial Data (Unaudited)

A summary of financial data for the four quarters of 2011 and 2010 is presented below:

	Quarters in 2011 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,677,112	$5,740,797	$5,681,164	$5,645,290
Interest expense	1,511,470	1,421,507	1,344,414	1,318,237
Provision for loan losses	187,500	237,500	287,500	287,500
Non-interest income	1,459,469	1,279,195	1,114,448	1,349,057
Non-interest expense	4,349,514	4,386,659	4,252,653	4,544,256
Net income	944,868	871,318	820,624	946,736
Earnings per common share	0.19	0.18	0.17	0.19

	Quarters in 2010 ended
	March 31,	June 30,	Sept. 30,	Dec. 31,

Interest income	$5,887,239	$5,899,121	$5,951,639	$5,948,984
Interest expense	1,644,096	1,680,487	1,610,258	1,592,896
Provision for loan losses	125,001	299,999	433,334	158,334
Non-interest income	1,231,801	1,186,432	1,230,782	1,992,287
Non-interest expense	4,288,821	4,360,458	4,326,559	4,306,312
Net income	938,912	732,533	787,805	1,486,758
Earnings per common share	0.20	0.15	0.16	0.31

Other Income and Other Expenses	12 Months Ended
Dec. 31, 2011
Other Income and Other Expenses [Abstract]
Other Income and Other Expenses
Note 24.  Other Income and Other Expenses

The components of other income and other expenses which are in excess of one percent of total revenues in either of the two years disclosed are as follows:

	2011	2010
Income
Loan documentation fees	$569,891	$652,876
Loan servicing fees	524,062	471,907

Expenses
Marketing	$318,761	$315,000
State deposit tax	484,540	476,315
Amortization of limited partnerships	479,346	495,592
ATM fees	338,327	292,328
Telephone	332,496	247,739
Collection and non-accrual loan expense	431,186	231,991

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events
Note 25.  Subsequent Events

Declaration of Cash Dividend

On December 13, 2011, the Company declared a cash dividend of $0.14 per share payable February 1, 2012 to shareholders of record as of January 15, 2012. This dividend has been recorded as of the declaration date, including shares issuable under the DRIP plan.

For purposes of accrual or disclosure in these financial statements, the Company has evaluated subsequent events through the date of issuance of these financial statements.